Common shares (Tables)	12 Months Ended
Dec. 31, 2013
Common Shares Tables
Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of shares	$ value
As at December 31, 2010	30,826,796	$52,031,435
Transactions during the year ended December 31, 2011:
Issued through private placement
financing, net of issue costs (ii)	3,200,600	1,487,827
Value attributed to warrants issued in
the private placement financing (ii)	-	(329,386)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon
exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,687
Transactions during the year ended December 31, 2012:
Issued through private placement
financings, net of issue costs (iii)	4,258,005	2,886,024
Value attributed to Warrants issued in
private placement financings (iii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of:
Stock options	-	18,375
Warrants		45,733
As at December 31, 2012	39,554,959	56,623,686
Transactions during the year ended December 31, 2013:
Conversion of preferred shares (i)	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of Warrants	846,700	1,064,222
Transfer from contributed surplus upon
exercise of stock options	-	8,279
Transfer from fair value of derivative financial instruments upon exercise of Warrants (note 12)	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Issued to date in 2014 pursuant to exercise of:
Warrants (note 11 (iii))	2,090,385	2,734,931
Stock options	257,665	145,115
As at April 24, 2014	44,766,376	64,220,367

Financings 2012

The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March, 2012	May 4, 2012	2012 total
Proceeds (in US dollars)	2,216,005	977,500	3,193,505
Proceeds (in Cdn $)	2,210,690	972,442	3,183,132
Less share issue costs incurred	(187,844)	(109,264)	(297,108)
Proceeds, net of issue costs	2,022,846	863,178	2,886,024

Number of common shares issued	2,954,672	1,303,333	4,258,005
Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder’s warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Fair value attributed to Warrants issued	249,143	160,000	409,143